AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	3 Months Ended
Jun. 30, 2026
AMOUNTS RECEIVABLE AND OTHER ASSETS
Schedule of amounts receivable and other assets
	June 30, 2026	March 31, 2026
	($)	($)
Sales tax refundable	76,718	–
Prepaids	82,851	110,319
	159,569	110,319